Consolidated Statements of Stockholders' Equity - USD ($)	Total	Contributed Equity	Pre-funded Warrants	Share-based Payment Reserve	Fair Value of Investment Reserve	FX Translation Reserve	Accumulated Deficit
Beginning balance at Jun. 30, 2020	$ 44,567,972	$ 113,852,364		$ 3,116,080	$ 551,409	$ 5,827,605	$ (78,779,486)
Fair value gains on investments in financial assets	469,767				469,767
Net loss for the year	(45,344,496)						(45,344,496)
Total Comprehensive income and expense for the period	(44,874,729)				469,767		(45,344,496)
Issuance of ordinary shares and pre-funded warrants on NASDAQ listing net of issuance cost $10,126,959	117,023,620	105,477,591	$ 11,546,029
Issuance of ordinary shares on exercise of pre-funded warrants net of issuance costs $1,099,412		11,546,029	$ (11,546,029)
Exercise of options granted under LTIP and NED plan		3,271,542		(3,271,542)
Recognition of share-based payment	3,897,638			3,897,638
Exchange on conversion	14,671,267			345,474	64,235	14,261,558
Ending balance at Jun. 30, 2021	135,285,768	234,147,526		4,087,650	1,085,411	20,089,163	(124,123,982)
Net loss for the year	(92,817,371)				(92,817,371)		(92,817,371)
Total Comprehensive income and expense for the period	(92,817,371)						(92,817,371)
Exercise of options granted under LTIP and NED plan	257,175	1,129,691		(872,516)
Recognition of share-based payment	5,251,572			5,251,572
Ending balance at Jun. 30, 2022	47,977,144	235,277,217		8,466,706	1,085,411	20,089,163	(216,941,353)
Net loss for the year	(142,521,085)				(142,521,085)		(142,521,085)
Total Comprehensive income and expense for the period	(142,521,085)						(142,521,085)
Issuance of ordinary shares net of issuance costs $4,531,040	81,815,357	81,815,357
Exercise of options granted under LTIP and NED plan	1,040,720	3,790,978		(2,750,258)
Recognition of share-based payment	5,834,686			5,834,686
Ending balance at Jun. 30, 2023	$ (5,853,178)	$ 320,883,552		$ 11,551,134	$ 1,085,411	$ 20,089,163	$ (359,462,438)